Consolidated Balance Sheet Components - Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Accrued customer incentives	$ 291,384	$ 207,593
Accrued expenses	177,573	106,198
Accrued compensation and benefits	109,156	89,658
Accrued returns	86,557	58,828
Accrued delivery and distributions	52,711	29,850
Accrued warranty	26,955	28,090
Accrued advertising	20,779	35,968
Sales and other tax payable	20,318	19,904
Accrued professional fees	18,451	8,071
Operating lease liabilities, current	$ 18,133	$ 8,390
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accrued expenses and other current liabilities	Accrued expenses and other current liabilities
Derivative liabilities	$ 66	$ 3,370
Other	19,446	24,413
Accrued expenses and other current liabilities	841,529	620,333
Nonrelated Party
Related Party Transaction [Line Items]
Accrued expenses and other current liabilities	$ 841,529	$ 620,333